Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2026
Equity [abstract]
Other Comprehensive Income (Loss)	Other Comprehensive Income (Loss)
Amounts arising during the year, reclassification adjustments to profit or loss, and tax effects for each component of other comprehensive income (loss) are as follows:

	JPY (millions) For the Year Ended March 31
	2024	2025	2026
Items that will not be reclassified to profit or loss:

Changes in fair value of financial assets measured at fair value through OCI:
Amounts arising during the year	¥4,365	¥(16,546)	¥(6,917)
Tax effects	(2,056)	4,235	1,941
Changes in fair value of financial assets measured at fair value through OCI	¥2,309	¥(12,311)	¥(4,976)

Remeasurement of defined benefit pension plans:
Amounts arising during the year	¥(7,172)	¥(9,277)	¥2,382
Tax effects	2,170	2,231	(468)
Remeasurement of defined benefit pension plans	¥(5,002)	¥(7,046)	¥1,914

Items that may be reclassified subsequently to profit or loss:

Exchange differences on translation of foreign operations:
Amounts arising during the year	¥956,254	¥(153,790)	¥851,651
Reclassification adjustments to profit or (loss)	—	—	—
Before tax effects	956,254	(153,790)	851,651
Tax effects	12,588	445	52,244
Exchange differences on translation of foreign operations	¥968,842	¥(153,345)	¥903,895

Changes in fair value of financial assets measured at fair value through OCI:
Amounts arising during the year	¥(16,150)	¥(16,363)	¥(14,206)
Reclassification adjustments to profit or (loss)	16,150	16,363	14,206
Before tax effects	—	—	—
Tax effects	—	—	—
Changes in fair value of financial assets measured at fair value through OCI	¥—	¥—	¥—

Cash flow hedges:
Amounts arising during the year	¥171,059	¥3,627	¥111,908
Reclassification adjustments to profit or (loss)	(137,265)	(6,453)	(70,433)
Before tax effects	33,794	(2,826)	41,476
Tax effects	(10,338)	1,870	(12,526)
Cash flow hedges	¥23,456	¥(956)	¥28,950

Hedging cost:
Amounts arising during the year	¥12,392	¥18,663	¥6,155
Reclassification adjustments to profit or (loss)	(2,024)	(7,350)	(1,542)
Before tax effects	10,368	11,313	4,613
Tax effects	(3,171)	(3,350)	(1,454)
Hedging cost	¥7,197	¥7,963	¥3,159

Share of other comprehensive loss of investments accounted for using the equity method:
Amounts arising during the year	¥(1,793)	¥(145)	¥(541)
Reclassification adjustments to profit or (loss)	—	—	—
Before tax effects	(1,793)	(145)	(541)
Tax effects	—	—	—
Share of other comprehensive loss of investments accounted for using the equity method	¥(1,793)	¥(145)	¥(541)
Total other comprehensive income (loss) for the year	¥995,009	¥(165,841)	¥932,401